NET (LOSS ) INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
NET (LOSS ) INCOME PER SHARE
Schedule of basic and diluted net (loss)/income per share

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net loss	(52,929,508)	(221,852,864)	(309,623,944)
(Accretion) reversal of accretion and modification of redeemable convertible preferred shares	(631,005,563)	244,080,678	—
Net income attributable to preferred shareholders	—	(6,706,551)	—
Numerator for basic net (loss) income per Class A and Class B Ordinary Share calculation	(683,935,071)	15,521,263	(309,623,944)
Denominator:
Weighted average number of Class A and Class B Ordinary Share and ordinary share equivalents	5,614,840	11,974,046	19,352,595
Denominator for basic net (loss) income per Class A and Class B Ordinary Share calculation	5,614,840	11,974,046	19,352,595
Net (loss) income per Class A and Class B Ordinary Share
—Basic	(121.81)	1.30	(16.00)
Numerator:
Net (loss) income allocated to Class A and Class B ordinary shareholders as reported in basic net loss (income) per Class A and Class B Ordinary Share	(683,935,071)	15,521,263	(309,623,944)
Net income attributable to preferred shareholders	—	6,706,551	—
Reversal of accretion on Series B, C, C-1, and D Redeemable Convertible Preferred Shares	—	(244,788,360)	—
Numerator for diluted net loss per share calculation	(683,935,071)	(222,560,546)	(309,623,944)
Denominator:
Weighted average number of Class A and Class B Ordinary Share and ordinary share equivalents	5,614,840	11,974,046	19,352,595
Effect of dilutive securities of Series B, C, C-1, and D Redeemable Convertible Preferred Shares	—	3,234,380	—
Denominator for diluted net loss per share calculation	5,614,840	15,208,426	19,352,595
Net loss per Class A and Class B Ordinary Share
—Diluted	(121.81)	(14.63)	(16.00)

Schedule of potentially dilutive securities

	As of December 31,
	2019	2020	2021
Stock options	1,084,545	762,167	561,765
Preferred shares	9,560,830	—	—